Cash and cash equivalents and marketable securities (Tables)	12 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents and Marketable Securities [Abstract]
Schedule of cash and cash equivalents

	CDI*	2020	2019
Cash and banks	-	29,950	25,614
Repurchase agreements (a)	62%	15,446	12,632
Bank deposit certificates	99.3% to 101%	125,649	46,262
Brazilian treasury bonds	101 to 102%	-	22,119
		171,045	106,627

*	Interbank Deposit Certificates

(a)	The Company uses this type of investment for funds that will be redeemed in less than 30 days, according to the projected cash flow and also in case of need to invest funds that were received after banking hours.

Schedule of Marketable securities

	CDI*	2020	2019
Bank deposit certificates (a)	98%	-	3,983
Treasury financial bills (c)		-	55
Total current		-	4,038

Banco do Nordeste (BNB) (a) / (b)	99%	5,044	9,114
Total noncurrent		5,044	9,114

Marketable securities		5,044	13,152

(a) Indexed to rates from 98% to 99% of the CDI – Interbank Deposit Certificate.

(b) The securities in BNB consist of CDBs provided as collateral for financing from the Bank and must be held up to the end of the contract.

(c) Treasury bonds indexed to the Selic rate.